Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment Information
13.       Segment Information:

The reportable segment reflects the internal organization of the Company and the way the chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance.

The table below presents information about the Company’s reportable segment for the six months ended June 30, 2024, and 2025. The accounting policies followed in the preparation of the reportable segment are the same as those followed in the preparation of the Company’s unaudited interim consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2024		Six months ended June 30, 2025
	Tanker segment	Total	Tanker segment	Total
- Pool revenues	$4,019,697	$4,019,697	$3,598,828	3,598,828
Total vessel revenues	$4,019,697	$4,019,697	$3,598,828	$3,598,828
Voyage expenses (including charges from related parties)	(156,626)	(156,626)	(410,169)	(410,169)
Vessel operating expenses	(1,135,874)	(1,135,874)	(1,238,068)	(1,238,068)
Management fees to related parties	(189,098)	(189,098)	(193,851)	(193,851)
Depreciation and amortization	(463,714)	(463,714)	(729,585)	(729,585)
Segments operating loss	$2,074,385	$2,074,385	$(2,571,673)	$(2,571,673)
Interest and finance costs		(8,132)		(6,022)
Interest income		—		169,895
Foreign exchange gains/(losses)		89		(822)
Less: Unallocated corporate general and administrative expenses (including related parties)		(681,605)		(756,423)
Net income and comprehensive income, before taxes		$1,384,737		$433,783

A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2024, and June 30, 2025, is as follows:

	As of December 31, 2024	As of June 30, 2025
Tanker segment	21,581,980	22,272,041
Cash and cash equivalents(1)	—	26,219,805
Prepaid expenses and other assets(1)	—	103,390
Total assets	$21,581,980	$48,595,236

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.